Note 13 - Subsequent Events - 10Q (Details)					0 Months Ended		1 Months Ended		3 Months Ended					0 Months Ended													0 Months Ended									0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended
	Sep. 30, 2013 USD ($)	Jul. 12, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 08, 2013 Series B Preferred Stock [Member] VeriTeQ [Member] Subsequent Event [Member]	Jul. 12, 2013 Series C Preferred Stock [Member] VeriTeQ [Member] Subsequent Event [Member]	Jun. 30, 2013 Series C Preferred Stock [Member] Subsequent Event [Member] Daniel E. Penni [Member] Digital Angel [Member]	Oct. 18, 2013 Series C Preferred Stock [Member] Subsequent Event [Member]	Sep. 30, 2013 Series C Preferred Stock [Member] Subsequent Event [Member]	Jul. 12, 2013 Series C Preferred Stock [Member] Subsequent Event [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member]	Jul. 12, 2013 Series C Preferred Stock [Member] USD ($)	Nov. 13, 2013 Placement Agent [Member] Subsequent Event [Member]	Jul. 08, 2013 Automobile Lease or Financing Payments [Member] Subsequent Event [Member] Scott R. Silverman [Member] USD ($)	Jul. 08, 2013 Disability Insurance [Member] Subsequent Event [Member] Scott R. Silverman [Member] Maximum [Member] USD ($)	Jul. 08, 2013 Health Benefits [Member] Subsequent Event [Member] Scott R. Silverman [Member] Maximum [Member] USD ($)	Jul. 12, 2013 VeriTeQ [Member] Subsequent Event [Member] After Reverse Stock Split [Member]	Jul. 12, 2013 VeriTeQ [Member] Subsequent Event [Member]	Nov. 13, 2013 Subsequent Event [Member] Defaults Not Relating To Bankruptcy [Member]	Nov. 13, 2013 Subsequent Event [Member] Defaults Relating to Bankruptcy [Member]	Jul. 12, 2013 Subsequent Event [Member] After Reverse Stock Split [Member]	Jul. 08, 2013 Subsequent Event [Member] Subject to Approval of Board [Member] Scott R. Silverman [Member] Minimum [Member]	Jul. 08, 2013 Subsequent Event [Member] Subject to Approval of Board [Member] Scott R. Silverman [Member] Maximum [Member]	Jul. 08, 2013 Subsequent Event [Member] Subject to Approval of Board [Member] Randolph K. Geissler [Member] Minimum [Member]	Jul. 08, 2013 Subsequent Event [Member] Subject to Approval of Board [Member] Randolph K. Geissler [Member] Maximum [Member]	Jul. 08, 2013 Subsequent Event [Member] Silverman Employment Agreement Terminated Before Mr. Silverman Has Been Employeed for Three Full Years [Member] Scott R. Silverman [Member]	Jul. 08, 2013 Subsequent Event [Member] In Process [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member] Digital Angel [Member]	Jul. 08, 2013 Subsequent Event [Member] To Be Issued As Soon As Possible Thereafter [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member] Digital Angel [Member]	Oct. 10, 2013 Subsequent Event [Member] To Be Issued As Soon As Possible Thereafter [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member]	Oct. 10, 2013 Subsequent Event [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member]	Jul. 08, 2013 Subsequent Event [Member] July Letter Agreement [Member] PositiveID [Member] Default Interest Rate [Member]	Jul. 08, 2013 Subsequent Event [Member] July Letter Agreement [Member] PositiveID [Member] USD ($)	Jul. 08, 2013 Subsequent Event [Member] Scott R. Silverman [Member] Digital Angel [Member] USD ($)	Jul. 08, 2013 Subsequent Event [Member] Scott R. Silverman [Member] USD ($)	Jul. 08, 2013 Subsequent Event [Member] Randolph K. Geissler [Member] Digital Angel [Member] USD ($)	Jul. 08, 2013 Subsequent Event [Member] Randolph K. Geissler [Member] USD ($)	Jun. 30, 2013 Subsequent Event [Member] Daniel E. Penni [Member] USD ($)	Jul. 08, 2013 Subsequent Event [Member] PositiveID [Member] Notes Payable, Other Payables [Member] USD ($)	Nov. 13, 2013 Subsequent Event [Member] USD ($)	Jul. 12, 2013 Subsequent Event [Member] USD ($)	Oct. 18, 2013 Subsequent Event [Member] USD ($)	Nov. 04, 2013 Subsequent Event [Member] USD ($)	Jul. 08, 2013 PositiveID [Member] Notes Payable, Other Payables [Member] USD ($)	Sep. 30, 2013 PositiveID [Member] USD ($)
Note 13 - Subsequent Events - 10Q (Details) [Line Items]
Convertible Notes Payable (in Dollars)																																							$ 1,816,667
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																																							2,422,222
Proceeds from Issuance of Private Placement (in Dollars)																																							1,500,000
Payment to Placement Agent (in Dollars)																																							150,000
Percent of Aggregate Cash Exercise Price To Placement Agent																																							5.00%
Percent of Warrants Issuable to Placement Agent																																							10.00%
Warrant exercise price (in Dollars per Item)													2.84
Interest In Event of Default																																							18.00%
Maximum Amount of Common Stock Notes May Be Converted Into																																							4.99%
Conversion Price In Event That Thresholds Are Not Met (in Dollars per share)																																							$ 0.75
Conversion Price Percentage of Lower of Bid Price or Quotient of Three Lowest VWAPs																																							90.00%
Convertible Note Default Redemption Rate																			125.00%	100.00%
Payments from Escrow Account (in Dollars)																																							1.25
Percentage of Shares Exercisable By Warrants																																							100.00%
Warrant Exercise Price Percentage of Lower of Closing Bid Price or Quotient The Sum of Three Lowest VWAPs																																							150.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)					4,107,592	410,759
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 10		$ 10	$ 10						$ 10.00		$ 10.00
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)										20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01																																					$ 0.01	$ 0.01
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions																	88.00%	91.00%
Preferred Stock, Shares Authorized (in Shares)	5,000,000		5,000,000	5,000,000							500,000																													500,000
Preferred Stock, Shares Issued (in Shares)	411,000		0	0							410,759																													410,759
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)																		8,215,184
Stockholders' Equity, Reverse Stock Split																																								one for thirty
Common Stock, Shares, Outstanding (in Shares)	1,071,000		7,021,000	0																	9,286,007																100,000
Base Salary																																		330,000		200,000
Salary Increase Per Year																																		5.00%		5.00%
Annual Bonus as Percentage of Base Salary																						0.00%	100.00%	0.00%	100.00%
Annual Non-Allocable Expense Payments																																		30,000
Cost of Reimbursable Expense														1,000	1,000	5,000
Contractual Obligation			3,961,000																														912,116			166,666
Minimum Capital Raise Proceeds Required To Activate Payment																																3,000,000	3,000,000		3,000,000							3,000,000
Employment Agreement Termination Payment, Percentage of Base Salary																										60.00%										60.00%
Control Provision, Payment as Percentage of Base Salary																																		299.00%
Control Provision, Payment as Percentage of Annual Bonus																																		299.00%
Term of Agreement																																				2 years
Agreement Renewal Period																																				1 year
Proceeds from Sale of Equity Method Investments																																					25,000
Conversion of Stock, Shares Converted (in Shares)							954	8,215,184	8,215,184																																1,300,000
Debt Instrument, Face Amount																																						200,000					200,000
Due to Related Parties, Current																																290,000
Related Party Transaction, Rate																															10.00%
Minimum Level Of Royalty Payments																																800,000										800,000
Notes Payable, Related Parties																																$ 228,000												$ 228,000
Stock Issued During Period, Shares, New Issues (in Shares)																											50,000	102,460	135,793	16,666